Condensed Consolidated Statements Of Changes In Stockholders' Deficit (Unaudited) (USD $)	Common stock	Additional paid in capital	Noncontrolling Interest	Accumulated deficit	Total
Balance at Dec. 31, 2009	$ 5,353	$ 1,053,259		$ (1,836,421)	$ (777,809)
Balance (in shares) at Dec. 31, 2009	5,352,984
Sale of common stock	929	1,399,127		0	1,400,056
Sale of common stock (in shares)	928,564
Issuance of common stock in lieu of interest	2	5,962		0	5,964
Issuance of common stock in lieu of interest (in shares)	2,043
Cancellation of common stock	(86)	79		0	(7)
Cancellation of common stock (in shares)	(85,633)
Conversion of debt, including accrued interest, into common stock	917	995,058		0	995,975
Conversion of debt, including accrued interest, into common stock (in shares)	916,754
Net loss	0	0		(4,850,375)	(4,850,375)
Balance at Dec. 31, 2010	7,115	3,453,485		(6,686,796)	(3,226,196)
Balance (in shares) at Dec. 31, 2010	7,114,712				7,114,712	[1]
Sale of common stock	205	249,796			250,001
Sale of common stock (in shares)	205,463
Conversion of warrants into common stock	180	104,820			105,000
Conversion of warrants	180	104,820			105,000
Conversion of warrants into common stock (in shares)	179,825
Conversion of warrants (in shares)	179,825
Recapitalization	1,083	(1,083)
Recapitalization (in shares)	1,083,333
Stock option expense	0	37,078			37,078
Net loss	0	0		(2,304,682)	(2,304,682)
Balance at Mar. 31, 2011	8,583	3,844,096		(8,991,478)	(5,138,799)
Balance (in shares) at Mar. 31, 2011	8,583,333
Stock option expense	0	101,346		0	101,346
Change in fair value of derivative liability	0	1,869,906		0	1,869,906
Noncontrolling interest in variable interest entity	0	0	(4,774)	0	(4,774)
Conversion of debt, including accrued interest, into common stock	2,753	5,503,675		0	5,506,428
Conversion of debt, including accrued interest, into common stock (in shares)	2,753,214
Net loss	0	0		(2,016,234)	(2,016,234)
Balance at Jun. 30, 2011	11,336	11,319,023	(4,774)	(11,007,712)	317,873
Balance (in shares) at Jun. 30, 2011	11,336,547
Sale of common stock	6,000	10,657,080		0	10,663,080
Sale of common stock (in shares)	6,000,000
Conversion of warrants into common stock	1,959	(1,959)		0
Conversion of warrants	1,959	(1,959)		0
Conversion of warrants into common stock (in shares)	1,958,779
Conversion of warrants (in shares)	1,958,779
Stock option expense	0	125,307		0	125,307
Stock issued for service provided	48	85,927			85,975
Stock issued for service provided (in shares)	47,500
Noncontrolling interest in variable interest entity	0	0	99,623	0	99,623
Cancellation of common stock	(125)	(125)
Cancellation of common stock (in shares)	(125,000)
Net loss	0	0		(2,328,426)	(2,328,426)
Balance at Sep. 30, 2011	$ 19,218	$ 22,185,503	$ 94,849	$ (13,336,139)	$ 8,963,431
Balance (in shares) at Sep. 30, 2011	19,217,826				19,217,826	[1]

[1]	The December 31, 2010 capital accounts of the Company have been retroactively restated to reflect the equivalent number of the common shares based on the exchange ratio of the merger transaction. See Note 2.